SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
Estimated Impacts of Separation and Distribution Transactions on Combined Financial Statements
Additional transactions may still be recorded but with no significant impact expected on the items below.

(In € millions)
Total Invested equity as reported as of December 31, 2020	€1,826.0
Cash contribution	(534.0)
Receivables and other net asset contributions	(84.0)
Total Invested equity after impact of the Separation and Distribution Agreement	€1,208.0

(In € millions)
Cash and cash equivalent as reported as of December 31, 2020	€3,190.0
Cash contribution	(534.0)
Net cash proceeds from the Facilities Agreement	355.0
Other net cash impacts from intercompany settlements	28.0
Cash and cash equivalent after impact of the Separation and Distribution Agreement	3,039.0